Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2019	Mar. 31, 2018
Employee Benefit Plans [Abstract]
Discount rate	0.60%	0.80%
Rate of increase in compensation levels	1.60%	1.70%